Long-Term Debt - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended						1 Months Ended	0 Months Ended		2 Months Ended	1 Months Ended	0 Months Ended		2 Months Ended	1 Months Ended	0 Months Ended																0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended
	May 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2013 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 20, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Jun. 04, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Mar. 30, 2009 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Apr. 10, 2013 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	Jan. 22, 2010 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	May 08, 2013 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	Apr. 10, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Dec. 20, 2010 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Jun. 26, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	May 08, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Apr. 10, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	May 20, 2011 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	Jun. 26, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	May 08, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	Jul. 02, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member] Subsequent Event [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member] Debt Instrument, Redemption, Period One [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member] Debt Instrument, Redemption, Period Two [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member] Debt Instrument, Redemption, Period One [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member] Debt Instrument, Redemption, Period Two [Member]	Jan. 22, 2010 Senior Notes [Member] 9 3/8% Senior Notes [Member]	Jun. 07, 2011 Senior Notes [Member] 7 5/8% Senior Notes [Member]	Dec. 20, 2010 Senior Notes [Member] 7 5/8% Senior Notes [Member]	Jun. 07, 2011 Senior Notes [Member] 7 3/8% Senior Notes [Member]	May 16, 2007 Senior Notes [Member] 7 3/8% Senior Notes [Member]	Apr. 02, 2013 Revolving Credit Facility [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member] Letter of Credit [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member] Swing Line Facility [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member] Letter of Credit [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member] Swing Line Facility [Member]	Nov. 29, 2012 Revolving Credit Facility [Member] 2012 Credit Agreement [Member]	Nov. 29, 2012 Revolving Credit Facility [Member] 2012 Credit Agreement [Member] LIBOR Plus Percent [Member] Maximum [Member]	Jun. 30, 2013 Unsecured Loans Payable [Member] Revolving Agreement [Member] KCSR [Member]	Jun. 07, 2013 Unsecured Loans Payable [Member] Revolving Agreement [Member] KCSR [Member]	Feb. 26, 2008 Secured Debt [Member] 5.737% Financing Agreement, Due 2023 [Member] payments locomotives	Sep. 24, 2008 Secured Debt [Member] 6.195% Financing Agreement, Due 2023 [Member] payments locomotives	Sep. 01, 2011 Secured Debt [Member] 9.310% Loan Agreements, Due 2020 [Member] payments agreements locomotives
Long-term debt:
Gross amount of debt purchased and redeemed									$ 98.1	$ 31.9	$ 70.0				$ 237.2			$ 4.0	$ 181.0			$ 7.9	$ 149.7	$ 1.0							$ 290.0	$ 32.4	$ 142.6	$ 165.0
Debt instrument, stated interest rate									12.50%			12.50%	8.00%	8.00%		6.625%	6.625%			6.125%	6.125%				2.35%			3.00%			9.375%		7.625%	7.375%																5.737%	6.195%	9.31%
Debt instrument, maturity date									Apr. 01, 2016			Apr. 01, 2016	Feb. 01, 2018	Feb. 01, 2018		Dec. 15, 2020	Dec. 15, 2020			Jun. 15, 2021	Jun. 15, 2021				May 15, 2020			May 15, 2023			May 01, 2012		Dec. 01, 2013		Jun. 01, 2014															Feb. 28, 2023	Sep. 29, 2023	Dec. 15, 2020
Redemption price expressed as percent of principal amount									106.25%																	100.00%	100.00%		100.00%	100.00%
Additional borrowings under revolving credit facility																																				65.0
Principal amount of debt												200.0		300.0			185.0				200.0				275.0			450.0																						72.8	52.2	18.2
Debt instrument, discount												11.0		4.3											0.3			1.9
Debt instrument, yield to maturity												13.75%		8.25%											2.368%			3.048%
Date which Senior Notes may be redeemed prior to																										Apr. 15, 2020			Feb. 15, 2023
Percentage points added to the reference rate																										0.20%			0.20%																		1.75%
Date on or after which the Senior Notes may be redeemed prior to																											Apr. 15, 2020			Feb. 15, 2023
Credit facility, amount outstanding																																					10.0	0	0									52.5
Credit facility maximum borrowing capacity																																								100.0	10.0	10.0	200.0	15.0	15.0				100.0
Revolving agreement weighted average interest rate																																																1.48%
Debt retirement costs		(109.9)	0	(109.9)	0	(0.5)	(10.3)	(52.5)
Credit facility term																																								3 years
Credit facility expiration date																																											Sep. 30, 2016			Nov. 15, 2017
Debt instrument, optional call date												Apr. 01, 2013		Feb. 01, 2014			Dec. 15, 2015				Jun. 15, 2016
Redemption price expressed as a percent of principal amount at end of fourth year												106.25%		104.00%
Redemption price expressed as a percent of principal amount at end of fifth year												103.125%		102.00%			103.313%				103.063%
Redemption price expressed as a percent of principal amount at end of sixth year												100.00%		100.00%			102.208%				102.042%
Percentage of principal amount redeemable prior to maturity												35.00%		35.00%			35.00%				35.00%
Debt instrument, call date, earliest												Apr. 01, 2012		Feb. 01, 2013			Dec. 15, 2013				Jun. 15, 2014
Shares issued from KCS common stock offering	5.8
Proceeds from common stock issuance	214.9
Proceeds from capital contributions from KCS	95.0
Redemption price expressed as a percent of principal amount prior to maturity date																	101.00%				101.00%
Redemption price expressed as a percent of principal amount at end of seventh year																	101.104%				101.021%
Redemption price expressed as a percent of principal amount at end of eighth year																	100.00%				100.00%
Redemption price expressed as a percent of principal at earliest call date																	106.625%				106.125%
Percentage of purchase price financed																																																		85.00%	80.00%	88.00%
Number of locomotives purchased																																																		40	29	75
Debt instrument, number of of principal payments																																																		30	60	38
Debt instrument, amount of periodic principal payments																																																		$ 2.4
Debt instrument, number of loan agreements																																																				5
Debt instrument, number of irrevocable trusts																																																				5